Impairment charges on property, plant, and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 967
Production and Test Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	31	$ 7
China
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 936